STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum percentage of after-tax profit required to be transferred to general reserve till such reserve reaches specified percentage of registered capital	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred	50.00%
Amount of restricted net assets of subsidiaries not available for distribution	$ 1,816